Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets [abstract]
Property, plant and equipment	$ 10,733	$ 11,545
Right-of-use assets	1,473	1,561
Goodwill	29,113	29,595
Intangible assets other than goodwill	33,367	34,182
Investments in associated companies	167	205
Deferred tax assets	3,617	3,743
Financial assets	2,413	3,036
Other non-current assets	3,885	2,210
Total non-current assets	84,768	86,077
Current assets [abstract]
Inventories	6,880	6,666
Current trade receivables	8,643	8,005
Income tax receivable	267	278
Marketable securities, commodities, time deposits and derivative financial instruments	16,133	15,922
Cash and cash equivalents	3,625	12,407
Other current assets	2,594	2,440
Total current assets	38,142	45,718
Total assets	122,910	131,795
Equity [abstract]
Share capital	890	901
Treasury shares	(60)	(48)
Reserves	62,095	66,802
Equity attributable to Novartis AG shareholders	62,925	67,655
Non-controlling interests	81	167
Total equity	63,006	67,822
Non-current liabilities [abstract]
Financial debts	22,232	22,902
Lease liabilities	1,552	1,621
Deferred tax liabilities	3,122	3,070
Provisions and other non-current liabilities	5,352	6,172
Total non-current liabilities	32,258	33,765
Current liabilities [abstract]
Trade payables	4,969	5,553
Financial debts and derivative financial instruments	7,045	6,295
Lease liabilities	258	275
Current income tax liabilities	2,445	2,415
Provisions and other current liabilities	12,929	15,670
Total current liabilities	27,646	30,208
Total liabilities	59,904	63,973
Total equity and liabilities	$ 122,910	$ 131,795